Putnam Minnesota Tax Exempt Income Fund
The fund's portfolio
2/28/23 (Unaudited)
Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
COP — Certificates of Participation
FNMA Coll. — Federal National Mortgage Association Collateralized
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corporation
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 3.42% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (98.0%)(a)
	Rating(RAT)	Principal amount	Value
Guam (1.6%)
Territory of GU, Govt. G.O. Bonds, 5.00%, 11/15/31	Ba1	$470,000	$489,515
Territory of GU, Govt. Bus. Privilege Tax Rev. Bonds, Ser. F, 4.00%, 1/1/42	Ba1	1,300,000	1,160,225
Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, Ser. A, 5.00%, 1/1/50	A-	1,000,000	1,003,796

			2,653,536
Illinois (0.8%)
IL State G.O. Bonds, Ser. B, 5.00%, 10/1/32	A-	1,250,000	1,306,500

			1,306,500
Minnesota (94.9%)
Anoka-Hennepin, G.O. Bonds, (Indpt. School Dist. No. 11), Ser. A, 3.00%, 2/1/45	AAA	4,100,000	3,344,335
Apple Valley, Sr. Hsg. Rev. Bonds, (Orchard Path Phase II), 4.00%, 9/1/61	BB-/P	400,000	294,897
Aurora, G.O. Bonds, (Indpt. School Dist. No. 2711), Ser. B, zero %, 2/1/29	Aa1	940,000	740,717
Baytown Twp., Lease Rev. Bonds, Ser. A
4.00%, 8/1/41	BB+	1,550,000	1,246,329
4.00%, 8/1/36	BB+	300,000	254,154
Bethel, Charter School Lease Rev. Bonds, (Spectrum High School), Ser. A, 4.25%, 7/1/47	BB+	895,000	687,349
Burnsville, G.O. Bonds, (Indpt. School Dist. No. 191), Ser. A, 4.00%, 2/1/33	Aa1	500,000	509,682
Center City, Hlth. Care Fac. Rev. Bonds, (Hazelden Betty Ford Foundation), 5.00%, 11/1/44	Baa1	500,000	502,501
Central MN Muni. Pwr. Agcy. Rev. Bonds, AGM
5.00%, 1/1/32	AA	250,000	283,087
5.00%, 1/1/31	AA	350,000	395,966
5.00%, 1/1/30	AA	215,000	241,849
4.00%, 1/1/42	AA	340,000	331,556
4.00%, 1/1/33	AA	175,000	184,696
3.00%, 1/1/37	AA	300,000	264,524
3.00%, 1/1/36	AA	300,000	271,080
3.00%, 1/1/35	AA	375,000	343,762
3.00%, 1/1/34	AA	780,000	727,771
Chaska, G.O. Bonds, (Indpt. School Dist. No. 112), Ser. A, 5.00%, 2/1/31	Aa1	500,000	526,828
Chisholm, Indpt. School Dist. No. 695 G.O. Bonds, Ser. A
5.00%, 2/1/33	Aa1	480,000	545,600
5.00%, 2/1/32	Aa1	750,000	853,316
5.00%, 2/1/31	Aa1	830,000	946,954
Circle Pines, G.O. Bonds, (Indpt. School Dist. No. 12), Ser. A, zero %, 2/1/25	AAA	750,000	695,464
Cologne, Charter School Lease Rev. Bonds, Ser. A, 5.00%, 7/1/34	BB+	345,000	334,528
Deephaven, Charter School Lease Rev. Bonds, (Eagle Ridge Academy), Ser. A, 5.25%, 7/1/40	BB+	500,000	498,530
Duluth, COP, (Indpt. School Dist. No. 709)
Ser. B, 5.00%, 2/1/28	Aa1	1,390,000	1,503,240
Ser. B, 5.00%, 2/1/27	Aa1	370,000	393,505
Ser. B, 5.00%, 2/1/26	Aa1	395,000	413,720
Ser. B, 5.00%, 2/1/25	Aa1	375,000	386,508
Ser. B, 5.00%, 2/1/24	Aa1	400,000	405,635
Ser. A, 4.00%, 3/1/32	Baa3	1,355,000	1,273,711
Duluth, Econ. Dev. Auth. Rev. Bonds, (Benedictine Hlth. Syst. Oblig. Group), Ser. A
4.00%, 7/1/41	BB/P	930,000	738,934
4.00%, 7/1/36	BB/P	250,000	210,671
Duluth, Econ. Dev. Auth. Hlth. Care Fac. Rev. Bonds
(Essentia Hlth. Oblig. Group), Ser. A, 5.25%, 2/15/58	A-	1,000,000	1,024,966
(Essentia Hlth. Oblig. Group), 5.00%, 2/15/43	A-	2,000,000	2,039,135
(St. Luke's Hosp. of Duluth Oblig. Group), 4.00%, 6/15/39	BBB-	225,000	199,342
(St. Luke's Hosp. of Duluth Oblig. Group), 4.00%, 6/15/38	BBB-	375,000	336,324
(St. Luke's Hosp. of Duluth Oblig. Group), 3.00%, 6/15/44	BBB-	825,000	565,627
Forest Lake, Charter School Lease Rev. Bonds, (LILA Bldg. Co.), Ser. A
5.50%, 8/1/36	BB+	250,000	251,031
4.50%, 8/1/26	BB+	290,000	288,179
Ham Lake, Charter School Lease Rev. Bonds
(DaVinci Academy of Arts & Science), Ser. A, 5.00%, 7/1/47	BB-/P	500,000	448,153
(Parnassus Preparatory School), Ser. A, 5.00%, 11/1/36	BB+	250,000	240,872
Hastings, G.O. Bonds, (Indpt. School Bldg. & Dist. No. 200), Ser. A, zero %, 2/1/30	Aa1	1,000,000	789,668
Hennepin Cnty., G.O. Bonds
Ser. A, 5.00%, 12/1/38	AAA	530,000	557,783
Ser. C, 5.00%, 12/15/35	AAA	3,000,000	3,383,916
Ser. C, 5.00%, 12/1/34	AAA	1,500,000	1,592,174
Hennepin Cnty., VRDN, Ser. B, 3.42%, 12/1/38	A-1+	2,500,000	2,500,000
Hennepin Cnty., Regl. RR Auth. G.O. Bonds, Ser. A, 5.00%, 12/1/35	AAA	3,000,000	3,339,294
Independence, Charter School Rev. Bonds, (Global Academy, Inc.), Ser. A, 4.00%, 7/1/51	BB	650,000	481,659
Intermediate School Dist. No. 287 COP, Ser. A, 4.00%, 5/1/27	A1	250,000	253,789
Lakeville, G.O. Bonds, (Indpt. School Dist. No. 194), Ser. B, 4.00%, 2/1/27	Aa1	510,000	522,745
Litchfield, G.O. Bonds, (Indpt. School Dist. No. 465)
5.00%, 2/1/25	AAA	870,000	901,614
5.00%, 2/1/24	AAA	1,065,000	1,082,121
Maple Grove, Hlth. Care Fac. Rev. Bonds, (Maple Grove Hosp. Corp.)
5.00%, 5/1/32	Baa1	500,000	520,557
5.00%, 5/1/31	Baa1	500,000	522,867
5.00%, 5/1/30	Baa1	850,000	890,482
Minneapolis & St. Paul, Hsg. & Redev. Auth. Hlth. Care VRDN, (Allina Hlth. Syst.)
Ser. B-1, 2.48%, 11/15/35	VMIG 1	1,800,000	1,800,000
Ser. B-2, 2.45%, 11/15/35	VMIG 1	3,100,000	3,100,000
Minneapolis & St. Paul, Metro. Arpt. Comm. Rev. Bonds
Ser. A, 5.00%, 1/1/52	A+	2,000,000	2,093,762
Ser. C, 5.00%, 1/1/37	AA-	825,000	869,182
Ser. C, 5.00%, 1/1/36	AA-	825,000	872,480
Minneapolis, G.O. Bonds
(Special School Dist. No. 1), Ser. A, 5.00%, 2/1/32	AAA	1,050,000	1,227,058
(Special School Dist. No. 1), Ser. A, 4.00%, 2/1/35	AAA	1,590,000	1,640,034
3.00%, 12/1/28	AAA	1,650,000	1,652,504
Minneapolis, Rev. Bonds, (YMCA of the Greater Twin Cities)
4.00%, 6/1/31	Baa2	100,000	101,984
4.00%, 6/1/27	Baa2	100,000	101,818
Minneapolis, Hlth. Care Syst. Rev. Bonds
(Fairview Hlth. Svcs. Oblig. Group), Ser. A, 5.00%, 11/15/44	Baa1	250,000	252,810
(Fairview Hlth. Svcs. Oblig. Group), Ser. A, 5.00%, 11/15/34	Baa1	2,230,000	2,362,922
(Allina Hlth.), 4.00%, 11/15/40	AA-	4,510,000	4,356,668
(Fairview Hlth. Svcs. Oblig. Group), Ser. A, 4.00%, 11/15/38	Baa1	500,000	474,712
Minneapolis, Student Hsg. 144A Rev. Bonds, (Riverton Cmnty. Hsg.), 5.00%, 8/1/53	BB/P	500,000	475,704
Minnetonka, Hsg. Fac. VRDN, (Beacon Hill, Inc.), FNMA Coll., 3.39%, 5/15/34	VMIG 1	575,000	575,000
MN State COP, (Legislative Office Fac.), 5.00%, 6/1/37	AA+	3,000,000	3,044,499
MN State G.O. Bonds, Ser. A, 5.00%, 8/1/30	Aaa	1,155,000	1,184,131
MN State Rev. Bonds, (Gen. Fund Appropriations), Ser. A, 5.00%, 6/1/38	AA+	1,000,000	1,001,947
MN State College & U. Rev. Bonds, Ser. A, 4.00%, 10/1/25	AA-	1,000,000	1,000,605
MN State Higher Ed. Fac. Auth. Rev. Bonds
(Bethel U.), 5.00%, 5/1/47	BB+	1,000,000	877,813
(Augsburg U.), Ser. A, 5.00%, 5/1/46	Ba1	750,000	681,101
(U. of St. Thomas), 5.00%, 10/1/40	A2	1,000,000	1,046,990
(College of St. Benedict), Ser. 8-K, 5.00%, 3/1/37	Baa2	1,000,000	1,017,819
(U. of St. Thomas), Ser. L-8, 5.00%, 4/1/35	A2	750,000	786,318
(Macalester College), 4.00%, 3/1/48	Aa3	1,000,000	936,754
(St. Olaf College), 4.00%, 10/1/46	A1	5,100,000	4,763,108
(College of St. Scholastica, Inc.), 4.00%, 12/1/40	Baa2	1,500,000	1,306,296
(St. John's U.), 4.00%, 10/1/39	A2	425,000	404,294
(St. Catherine U.), Ser. A, 4.00%, 10/1/37	Baa1	580,000	556,698
(Carleton College), 4.00%, 3/1/37	Aa2	500,000	503,420
(St. Catherine U.), Ser. A, 4.00%, 10/1/36	Baa1	920,000	893,878
(St. John's U.), 4.00%, 10/1/35	A2	170,000	170,362
(U. of St. Thomas), Ser. A, 4.00%, 10/1/35	A2	400,000	403,882
(St. John's U.), 4.00%, 10/1/34	A2	175,000	176,924
(U. of St. Thomas), Ser. A, 4.00%, 10/1/34	A2	400,000	407,011
(St. John's U.), 4.00%, 10/1/33	A2	475,000	483,138
(St. Olaf College), Ser. 8-N, 4.00%, 10/1/26	A1	85,000	86,628
(Macalester College), 3.00%, 3/1/43	Aa3	325,000	257,749
(Macalester College), 3.00%, 3/1/40	Aa3	360,000	303,211
(St. John's U.), 3.00%, 10/1/38	A2	245,000	197,914
(St. Olaf College), 3.00%, 10/1/38	A1	2,000,000	1,680,156
(St. John's U.), 3.00%, 10/1/36	A2	420,000	355,546
MN State Hsg. Fin. Agcy. Rev. Bonds, Ser. F, 3.00%, 7/1/52	Aa1	3,040,000	2,926,688
MN State Muni. Gas Agcy. Mandatory Put Bonds (12/1/27), Ser. A, 4.00%, 12/1/52	Aa1	4,000,000	4,012,856
MN State Muni. Pwr. Agcy. Elec. Rev. Bonds
Ser. A, 5.00%, 10/1/35	A1	500,000	511,628
Ser. A, 5.00%, 10/1/34	A1	850,000	870,162
5.00%, 10/1/33	A1	250,000	255,930
5.00%, 10/1/29	A1	350,000	372,850
MN State Office of Higher Ed. Rev. Bonds, (Supplemental Student Loan Program), 4.00%, 11/1/37	AA	285,000	280,403
MN State Res. Hsg. Fin. Agcy. Rev. Bonds
Ser. C, 4.00%, 8/1/39	Aa1	1,000,000	994,762
Ser. E, 3.50%, 1/1/46	Aa1	170,000	167,380
Moorhead, Edl. Fac. Rev. Bonds, (Concordia College Corp.), 5.00%, 12/1/40	Baa1	500,000	508,228
New London-Spicer, G.O. Bonds, (Indpt. School Dist. No. 345), Ser. A, 4.00%, 2/1/31	AAA	500,000	517,549
Northern MN Muni. Pwr. Agcy. Elec. Syst. Rev. Bonds
5.00%, 1/1/41	A3	400,000	412,516
5.00%, 1/1/36	A3	180,000	188,906
5.00%, 1/1/35	A3	170,000	179,309
5.00%, 1/1/34	A3	210,000	222,325
5.00%, 1/1/33	A3	235,000	249,259
5.00%, 1/1/32	A3	215,000	228,574
5.00%, 1/1/31	A3	200,000	213,108
5.00%, 1/1/28	A3	250,000	262,191
Otsego, Charter School Lease Rev. Bonds, (Kaleidoscope Charter School), Ser. A, 5.00%, 9/1/44	BB-	200,000	176,900
Ramsey, Charter School Rev. Bonds, (PACT Charter School), Ser. A, 5.00%, 6/1/32	BB+	600,000	586,498
Rice Cnty., G.O. Bonds, Ser. A, 4.00%, 2/1/48	AAA	2,000,000	2,003,340
Richfield, G.O. Bonds, (Indpt. School Dist. No. 280), Ser. A, 4.00%, 2/1/36	AAA	1,500,000	1,537,303
Rochester, G.O. Bonds, (Indpt. School Dist. No. 535), Ser. A, 4.00%, 2/1/32	AAA	1,805,000	1,937,366
Rochester, Elec. Util. Rev. Bonds, Ser. A
5.00%, 12/1/36	Aa3	500,000	526,930
5.00%, 12/1/35	Aa3	730,000	769,843
Rochester, Hlth. Care Fac. Rev. Bonds, (Mayo Clinic)
Ser. B, 5.00%, 11/15/36	Aa2	500,000	584,023
4.00%, 11/15/48	Aa2	1,500,000	1,433,216
Rochester, Hlth. Care Fac. VRDN, (Mayo Clinic)
Ser. A, 2.90%, 11/15/38	A-1+	6,315,000	6,315,000
Ser. B, 2.90%, 11/15/38	VMIG 1	1,000,000	1,000,000
Sartell, G.O. Bonds, (Indpt. School Bldg. & Dist. No. 748), Ser. B, zero %, 2/1/34	Aa1	700,000	466,745
Shakopee, G.O. Bonds, (Indpt. School Dist. No. 720), Ser. C, zero %, 2/1/30	Aa1	3,355,000	2,581,849
Shakopee, Hlth. Care Fac. Rev. Bonds, (St. Francis Regl. Med. Ctr.)
5.00%, 9/1/34	A-	670,000	677,393
5.00%, 9/1/29	A-	250,000	254,467
Southern MN Muni. Pwr. Agcy. Supply Syst. Rev. Bonds, Ser. A
5.00%, 1/1/42	A1	1,500,000	1,608,163
5.00%, 1/1/36	A1	500,000	521,762
NATL, zero %, 1/1/24	A1	2,000,000	1,940,860
St. Cloud, Hlth. Care Rev. Bonds, (CentraCare Hlth. Syst.)
Ser. A, 5.00%, 5/1/46	A2	1,500,000	1,526,498
4.00%, 5/1/49	A2	2,505,000	2,265,470
St. Paul, G.O. Bonds, (Indpt. School Dist. No. 625), Ser. D, 5.00%, 2/1/29	AAA	1,310,000	1,479,387
St. Paul, Hsg. & Redev. Auth. Rev. Bonds, (SPCPA Bldg. Co.), Ser. A, 4.625%, 3/1/43	BB	350,000	299,476
St. Paul, Hsg. & Redev. Auth. Charter School Lease Rev. Bonds
(Hmong College Preparatory Academy), 5.00%, 9/1/55	BB+	2,500,000	2,199,793
Ser. A, 5.00%, 12/1/37	BBB-	500,000	500,660
(Twin Cities Academy), Ser. A, 5.00%, 7/1/35	BB	250,000	239,327
(German Immersion School), Ser. A, 5.00%, 7/1/33	BB	500,000	500,482
(Nova Classical Academy), Ser. A, 4.00%, 9/1/36	BB+	300,000	260,111
(Nova Classical Academy), 4.00%, 9/1/31	BB+	350,000	329,948
(Nova Classical Academy), 2.00%, 9/1/26	BB+	315,000	286,249
St. Paul, Hsg. & Redev. Auth. Energy Rev. Bonds, Ser. A, 4.00%, 10/1/33	A-	650,000	663,775
St. Paul, Hsg. & Redev. Auth. Hlth. Care Rev. Bonds, (Fairview Hlth. Svcs. Oblig. Group), Ser. A
4.00%, 11/15/37	Baa1	1,000,000	960,849
4.00%, 11/15/36	Baa1	1,000,000	974,168
St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac. Rev. Bonds, (HealthPartners Oblig. Group), Ser. A
5.00%, 7/1/33	A2	1,000,000	1,032,048
5.00%, 7/1/32	A2	500,000	516,378
St. Paul, Hsg. & Redev. Auth. Hosp. Fac. Rev. Bonds, (Healtheast Care Syst.), Ser. A, U.S. Govt. Coll., 5.00%, 11/15/40 (Prerefunded 11/15/25)	AAA/P	650,000	681,776
St. Paul, Metro. Council Area G.O. Bonds, (Transit Cap.), Ser. C, 4.00%, 3/1/25	Aaa	1,120,000	1,120,671
St. Paul, Port Auth. Lease Rev. Bonds, (Regions Hosp. Pkg. Ramp), Ser. 1, 5.00%, 8/1/36	A-/P	715,000	715,139
U. of MN Rev. Bonds, Ser. A
5.00%, 9/1/42	Aa1	3,410,000	3,619,838
5.00%, 4/1/41	Aa1	1,000,000	1,034,848
5.00%, 4/1/35	Aa1	1,000,000	1,043,425
Western MN Muni. Pwr. Agcy. Rev. Bonds, Ser. A
5.00%, 1/1/49	Aa2	3,500,000	3,710,887
5.00%, 1/1/32	Aa2	500,000	525,214
Winona, G.O. Bonds, (Indpt. School Dist. No 861), Ser. A, 4.00%, 2/1/31	AAA	1,075,000	1,140,415
Wright Cnty, COP, Ser. A, 3.00%, 12/1/39	AA	1,050,000	887,376

			156,379,017
New Jersey (0.2%)
NJ State Econ. Dev. Auth. Rev. Bonds, (NYNJ Link Borrower, LLC), 5.375%, 1/1/43	BBB+	260,000	261,374

			261,374
New York (0.1%)
Nassau Cnty., Local Econ. Assistance Corp. Rev. Bonds, (Catholic Hlth. Svcs. of Long Island Oblig. Group), 5.00%, 7/1/33	A-	100,000	102,095

			102,095
Ohio (0.2%)
Franklin Cnty., Hlth. Care Fac. Rev. Bonds, (Friendship Village of Dublin), 5.00%, 11/15/23	BBB+/F	150,000	151,184
Warren Cnty., Hlth. Care Fac. Rev. Bonds, (Otterbein Homes Oblig. Group), Ser. A, 5.00%, 7/1/40	A	250,000	250,854

			402,038
Wisconsin (0.2%)
WI State Pub. Fin. Auth Sr. Living 144A Rev. Bonds, (Rose Villa, Inc.), Ser. A, 5.75%, 11/15/44 (Prerefunded 11/15/24)	BB-/P	250,000	258,845

			258,845

Total municipal bonds and notes (cost $168,238,254)			$161,363,405

SHORT-TERM INVESTMENTS (1.1%)(a)
	Shares	Value
Putnam Short Term Investment Fund Class P 4.72%(AFF)	1,668,436	$1,668,436
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43%(P)	120,000	120,000

Total short-term investments (cost $1,788,436)		$1,788,436
TOTAL INVESTMENTS

Total investments (cost $170,026,690)		$163,151,841

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/23 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Citibank, N.A.
$2,250,000	$40,583	$—	3/9/23	—	2.85% minus Municipal Market Data Index AAA municipal yields 10 Year rate — At maturity	$40,583
1,500,000	10,029	—	3/23/23	—	3.48% minus Municipal Market Data Index AAA municipal yields 20 Year rate — At maturity	10,029

Upfront premium received		—	Unrealized appreciation			50,612

Upfront premium (paid)		—	Unrealized (depreciation)			—

Total		$—			Total	$50,612

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2022 through February 28, 2023 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $164,701,576.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 5/31/22	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 2/28/23
	Short-term investments
	Putnam Short Term Investment Fund**	$329,374	$44,304,953	$42,965,891	$21,097	$1,668,436

	Total Short-term investments	$329,374	$44,304,953	$42,965,891	$21,097	$1,668,436
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index, 1 Month US LIBOR or 3 Month US LIBOR rates, which were 3.42%, 4.67% and 4.97%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Local debt	27.7%
	Health care	22.3
	Education	21.9
	Utilities	11.1
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, for hedging inflation, for gaining exposure to inflation and for hedging and gaining exposure to interest rate and term structure risk.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$161,363,405	$—
Short-term investments	120,000	1,668,436	—

Totals by level	$120,000	$163,031,841	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Total return swap contracts	$—	$50,612	$—

Totals by level	$—	$50,612	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
OTC total return swap contracts (notional)	$2,800,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com